CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Disclosure of restricted cash and cash equivalents [text block]
	Thousands of U.S. dollars
	2016	2017
Deposits held at call	124,777	111,495
Short-term financial investments	69,258	30,267
Total	194,035	141,762